Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Grant revenue			$ 0	$ 81,526
Operating expenses:
Research and development	$ 4,425,728	$ 2,819,189	20,720,766	9,123,479
General and administrative	1,457,353	1,451,425	6,022,173	4,986,611
Total operating expenses	5,883,081	4,270,614	26,742,939	14,110,090
Loss from operations	(5,883,081)	(4,270,614)	(26,742,939)	(14,028,564)
Interest income	32,949	232,698	776,177	7,439
Net loss	$ (5,850,132)	$ (4,037,916)	$ (25,966,762)	$ (14,021,125)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (2.47)	$ (2.3)	$ (14.29)	$ (12.39)
Weighted average shares outstanding (in shares)	2,367,050	1,755,905	1,817,282	1,131,546